Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade accounts receivable	$ 1,622	$ 1,654
Allowances for expected credit losses	(101)	(121)	$ (116)	$ (119)
Trade receivables	$ 1,521	$ 1,533